Related Party Transactions (Details Narrative)			1 Months Ended		12 Months Ended
	Jun. 13, 2024 USD ($)	Apr. 01, 2024 USD ($)	Nov. 15, 2023 $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2024 USD ($) ft²	Jun. 30, 2023 USD ($)	Jan. 18, 2024 $ / shares
Common stock per share | $ / shares							$ 19.94
Accrued expenses					$ 736,407	$ 2,439,794
Advance from related party					100,000	$ 0
Loan amount				$ 1,500,000
Interest rate				8.50%
Additional PIK				3.50%
Stock Purchase Agreement [Member]
Purchase price for the stock	$ 6,000,000				6,000,000
Mr. Marshall [Member]
Principal amount used				$ 1,000,000
Principal outstanding amounts					500,000
Description of amendment to the promissory note			the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter, the amortization of the note over a 12-month period, starting in June of 2025
Common stock share purchase | shares			18,750
Common stock per share | $ / shares			$ 22.00
Accrued interest					169,662
MFA 2510 Merchant LLC [Member] | Lease Agreement [Member]
Leasehold improvements expenses		$ 611,768
Accrued expenses					100,004
Lease rent, per month					$ 20,060
Lease term					5 years
Warehouse and office space | ft²					10,000